LIABILITIES PRESENTED AT FAIR VALUE, Warrants to Purchase Preferred Shares, Valuation Inputs (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Ordinary Shares [Member]
Warrants to purchase preferred shares [Abstract]
Risk-free interest rate	2.50%
Expected volatility	80.00%
Expected life	3 years 6 months
Expected dividend yield	0.00%
Preferred F-2 Shares [Member]
Warrants to purchase preferred shares [Abstract]
Risk-free interest rate		1.50%
Expected volatility		90.00%
Expected life		4 years 6 months
Expected dividend yield		0.00%